Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses
Schedule of accrued expenses

	December 31,	December 31,
	2017	2016
Research and development costs	$2,771	$2,049
Professional fees	327	182
Payroll related	1,094	344
Other	18	80
Accrued expenses	$4,210	$2,655